Note 8 - Income Taxes - Schedule of Effective Income Tax Rate Reconciliation 1 (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal income tax rate	21.00%	21.00%
State tax, net of federal benefit	4.00%	(3.90%)
Permanent items	0.30%	(1.00%)
Other	0.10%	0.00%
Change in valuation allowance	(25.40%)	(16.30%)
Effective income tax rate	0.00%	3.60%
Pieris Pharmaceuticals, Inc. [Member]
Federal income tax rate	21.00%	21.00%
Foreign rate differential	0.70%	5.00%
State tax, net of federal benefit	3.80%	2.00%
Share-based awards compensation, tax rate	(2.10%)	(2.20%)
Permanent items	(2.10%)	0.30%
Other	(1.00%)	1.00%
Release of uncertain tax position	22.70%	0.00%
Credits	0.80%	1.20%
Change in valuation allowance	(43.80%)	(28.30%)
Effective income tax rate	0.00%	0.00%